Cover	Sep. 05, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-3 (File No. 333-281813) is being filed as an exhibit only filing to file Exhibit 4.1 - Form of Indenture relating to the issuance from time to time in one or more series of debentures, notes, bonds or other evidences of indebtedness. No changes are being made to Part I of the Registration Statement. Accordingly, this Amendment No.1 consists only of the facing page, this explanatory note, Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibit. The prospectus constituting Part I of the Registration Statement is unchanged and has been omitted.
Entity Registrant Name	Trio Petroleum Corp.
Entity Central Index Key	0001898766
Entity Tax Identification Number	87-1968201
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5401 Business Park South
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(661)
Local Phone Number	324-3911
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5401 Business Park South
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(661)
Local Phone Number	324-3911
Contact Personnel Name	Robin Ross